Organization and Summary of Significant Accounting Policies - Summary of Assets and Liabilities Recorded at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock warrant liability [Member]
Liability
Liability		$ 563	$ 682
Preferred stock warrant liability [Member] | Level 3 [Member]
Liability
Liability		563	682
Money market funds [Member]
Assets:
Assets	75,463	6,910	1,358
Money market funds [Member] | Level 1 [Member]
Assets:
Assets	75,463	6,910	1,358
Money market funds [Member] | Level 2 [Member]
Assets:
Assets
Money market funds [Member] | Level 3 [Member]
Assets:
Assets
U.S. Treasury securities [Member]
Assets:
Assets		3,577	18,305
U.S. Treasury securities [Member] | Level 1 [Member]
Assets:
Assets		3,577	18,305
U.S. government agency securities [Member]
Assets:
Assets	9,740	23,047	12,510
U.S. government agency securities [Member] | Level 1 [Member]
Assets:
Assets
U.S. government agency securities [Member] | Level 2 [Member]
Assets:
Assets	9,740	23,047	12,510
U.S. government agency securities [Member] | Level 3 [Member]
Assets:
Assets
Corporate Debt Securities [Member]
Assets:
Assets			15,567	[1]
Corporate Debt Securities [Member] | Level 2 [Member]
Assets:
Assets			15,567	[1]
Total cash equivalents and marketable securities [Member]
Assets:
Assets	85,203	33,534	47,740
Total cash equivalents and marketable securities [Member] | Level 1 [Member]
Assets:
Assets	75,463	10,487	19,663
Total cash equivalents and marketable securities [Member] | Level 2 [Member]
Assets:
Assets	9,740	23,047	28,077
Total cash equivalents and marketable securities [Member] | Level 3 [Member]
Assets:
Assets

[1]	All of our corporate debt securities were fully FDIC insured under the Temporary Liquidity Guarantee Program.